Label	Element	Value
Amplify Bitcoin Max Income Covered Call ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	27.80%
Amplify Bitcoin Max Income Covered Call ETF | Invesco Government & Agency Portfolio - Institutional Class [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.40%
Amplify Bitcoin Max Income Covered Call ETF | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: 160.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.10%
Amplify Bitcoin Max Income Covered Call ETF | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 04/07/2026; Exercise Price: 169.34 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Amplify Bitcoin Max Income Covered Call ETF | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 09/18/2026; Exercise Price: 160.50 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(13.50%)